Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

11.  Goodwill and other intangible assets

Branch Acquisition

On September 8, 2006, the Company acquired a branch office in Richfield, PA. Goodwill at December 31, 2016 and 2015 was $2,046,000. Core deposit intangible of $431,000 was fully amortized as of December 31, 2016 and was $29,000 net of amortization of $402,000 at December 31, 2015. The core deposit intangible was being amortized over a ten-year period on a straight line basis. Goodwill is not amortized, but is measured annually for impairment.

FNBPA Acquisition

On November 30, 2015, the Company completed its acquisition of FNBPA and, as a result, recorded goodwill of $3,335,000. In 2016, an adjustment was made to increase goodwill to $3,402,000. Core deposit intangible in the amount of $303,000 was recorded and is being amortized over a  ten-year period using a sum of the year’s digits basis. Other intangible assets were identified and recorded as of November 30, 2015, in the amount of $40,000 and are being amortized on a straight line basis over two years, through November 30, 2017.

The following table shows the amortization schedule for each of the intangible assets recorded.

	FNBPA	FNBPA	Branch
	Acquisition	Acquisition	Acquisition
	Core	Other	Core
	Deposit	Intangible	Deposit
	Intangible	Assets	Intangible
Beginning Balance at Acquisition Date	$303	$40	$431
Amortization expense recorded prior to December 31, 2013	-	-	312
Amortization expense recorded in Years ended:
December 31, 2014	-	-	45
December 31, 2015	4	2	45
December 31, 2016	55	20	29
Unamortized balance as of December 31, 2016	244	18	-

Scheduled Amortization expense for years ended:
December 31, 2017	49	18
December 31, 2018	44	-
December 31, 2019	38	-
December 31, 2020	33	-
December 31, 2021	27	-
After December 31, 2021	53	-